Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Total losses on derivative financial instruments	$ 37,651	$ 24,163	$ 24,635	$ 89,509	$ 2,681
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Undesignated interest rate swaps Losses on derivative financial instruments	37,651	28,458	28,930	99,814	24,121
Put option embedded derivative Losses on derivative financial instruments		(4,295)	(4,295)	(10,305)	(21,440)
Total losses on derivative financial instruments	$ 37,651	$ 24,163	$ 24,635	$ 89,509	$ 2,681